AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 02/21/2017

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [76]
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. [77]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Office)

407-644-1986

(Registrant’s Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

422 Fleming Street, Suite 7

Key West, FL 33040

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date),pursuant to paragraph (a)(3)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on                      pursuant to paragraph (a)(2) of rule 485

This filing relates solely to the Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Emerging Markets Fund and Timothy Plan Growth & Income Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 76 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Maitland and the State of Florida on February 21, 2017.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 76 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Arthur D. Ally	Chairman, President & Treasurer- Trustee	February 21, 2017
ARTHUR D. ALLY

/s/ Joseph E. Boatwright*	Trustee, Secretary	February 21, 2017
JOSEPH E. BOATWRIGHT

/s/ Matthew D. Staver*	Trustee	February 21, 2017
MATHEW D. STAVER

/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	February 21, 2017

/s/ Charles E. Nelson*	Trustee	February 21, 2017
CHARLES E. NELSON

/s/ Scott Preissler, Ph.D.*	Trustee	February 21, 2017
SCOTT PREISSLER, Ph.D.

/s/ Alan M. Ross*	Trustee	February 21, 2017
ALAN M. ROSS

/s/ Richard W. Copeland*	Trustee	February 21, 2017
RICHARD W. COPELAND

/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	February 21, 2017

/s/ William W. Johnson*	Trustee	February 21, 2017
WILLAM W. JOHNSON

/s/ John C. Mulder*	Trustee	February 21, 2017
JOHN C. MULDER

/s/ Patrice Tsague*	Trustee	February 21, 2017
PATRICE TSAGUE

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase